Contract Assets	6 Months Ended
Mar. 31, 2026
Contract Assets [Abstract]
CONTRACT ASSETS

NOTE 5 – CONTRACT ASSETS

Contract assets are presented net of allowance for credit loss:

	As of
	September 30, 2025	March 31, 2026
Contract assets	$559,057	748,143
Less: allowance for expected credit loss	(5,839)	(8,530)
Total	$553,218	739,613

The movement of allowances for credit loss is as follow:

	As of
	September 30, 2025	March 31, 2026
Balance at beginning of the year/ period	$(14,940)	$(5,839)
Reversal (Increase)	9,101	(2,691)
Balance at end of the year/ period	$(5,839)	$(8,530)